UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2025, originally filed with the Securities and Exchange Commission on February 27, 2026 (Accession Number 0001133228-26-002602), for the purpose of correcting Item 7 to replace the exhibit previously filed in error with the correct Financial Statements and Financial Highlights for BrandywineGLOBAL — Global Opportunities Bond Fund, a series of Legg Mason Global Asset Management Trust. The exhibit originally included in Item 7 pertained to a different fund and was attached in error. Except as set forth above, no other changes have been made to the Form N-CSR, and this amended filing does not amend, update, or change any other items or disclosure contained in the original filing.

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

BrandywineGLOBAL - Global Opportunities Bond Fund
Class A [GOBAX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$101	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 13.17%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7008-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	13.17	-2.86	1.62
Class A (with sales charge)	8.91	-3.70	1.18
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7008-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7008-ATSR-0226

BrandywineGLOBAL - Global Opportunities Bond Fund
Class C [LGOCX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$181	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 12.23%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7506-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	12.23	-3.54	0.91
Class C (with sales charge)	11.23	-3.54	0.91
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7506-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7506-ATSR-0226

BrandywineGLOBAL - Global Opportunities Bond Fund
Class C1 [GOBCX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$154	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C1 shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 12.65%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7500-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C1	12.65	-2.81	1.45
Class C1 (with sales charge)	11.65	-2.81	1.45
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7500-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7500-ATSR-0226

BrandywineGLOBAL - Global Opportunities Bond Fund
Class FI [GOBFX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$107	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class FI shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 13.10%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7265-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class FI	13.10	-2.86	1.63
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7265-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7265-ATSR-0226

BrandywineGLOBAL - Global Opportunities Bond Fund
Class R [LBORX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$133	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 12.75%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7200-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	12.75	-3.12	1.35
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7200-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7200-ATSR-0226

BrandywineGLOBAL - Global Opportunities Bond Fund
Class I [GOBIX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$70	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 13.51%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7228-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	13.51	-2.56	1.94
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7228-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7228-ATSR-0226

BrandywineGLOBAL - Global Opportunities Bond Fund
Class IS [GOBSX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$59	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 13.60%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7266-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	13.60	-2.45	2.05
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7266-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7266-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $139,436 in December 31, 2024 and $140,830 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $32,000 in December 31, 2024 and $32,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $762,983 in December 31, 2024 and $783,394 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Global Opportunities Bond Fund
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 42.8%
Brazil — 6.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	527,190,000 BRL	$78,993,643
Colombia — 3.4%
Colombian TES, Bonds	11.750%	1/24/35	18,510,000,000 COP	4,580,016
Colombian TES, Bonds	11.500%	7/25/46	123,640,000,000 COP	29,449,463
Colombian TES, Bonds	12.000%	3/13/58	18,510,000,000 COP	4,886,681
Total Colombia				38,916,160
Hungary — 1.0%
Hungary Government Bond	7.000%	10/24/35	3,859,000,000 HUF	11,965,557
Mexico — 9.7%
Mexican Bonos, Bonds	8.000%	11/7/47	452,400,000 MXN	21,656,379
Mexican Bonos, Bonds	8.000%	7/31/53	1,628,000,000 MXN	77,212,119
Mexican Bonos, Bonds	8.000%	4/29/55	296,000,000 MXN	13,970,828
Total Mexico				112,839,326
Romania — 1.5%
Romania Government Bond	7.200%	10/30/33	51,190,000 RON	12,133,358
Romania Government Bond	6.750%	4/25/35	22,720,000 RON	5,245,570
Total Romania				17,378,928
United Kingdom — 20.4%
United Kingdom Gilt, Bonds	4.250%	7/31/34	28,720,000 GBP	38,253,522 (a)
United Kingdom Gilt, Bonds	4.500%	3/7/35	56,590,000 GBP	76,423,440 (a)
United Kingdom Gilt, Bonds	1.250%	7/31/51	90,200,000 GBP	53,952,897 (a)
United Kingdom Gilt, Bonds	4.375%	7/31/54	57,430,000 GBP	67,884,418 (a)
Total United Kingdom				236,514,277

Total Sovereign Bonds (Cost — $483,655,236)				496,607,891
U.S. Government & Agency Obligations — 35.3%
U.S. Government Obligations — 35.3%
U.S. Treasury Bonds	4.750%	8/15/55	21,760,000	21,399,600
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.160%)	3.762%	4/30/27	102,530,000	102,571,158 (b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.159%)	3.761%	7/31/27	102,540,000	102,606,948 (b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.190%)	3.792%	10/31/27	108,210,000	108,295,226 (b)
U.S. Treasury Notes	3.625%	10/31/30	75,770,000	75,462,185

Total U.S. Government & Agency Obligations (Cost — $410,583,525)				410,335,117
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage-Backed Securities — 13.0%
GNMA — 13.0%
Government National Mortgage Association (GNMA) II (Cost — $149,032,035)	6.000%	10/20/53- 12/20/54	147,704,901	$150,824,996

Corporate Bonds & Notes — 2.9%
Consumer Discretionary — 1.9%
Automobiles — 1.9%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	11,600,000	11,641,360
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	10,710,000	10,733,788

Total Consumer Discretionary				22,375,148
Financials — 1.0%
Banks — 1.0%
Toronto-Dominion Bank, Senior Notes	4.568%	12/17/26	11,520,000	11,594,246

Total Corporate Bonds & Notes (Cost — $33,810,390)				33,969,394
Total Investments before Short-Term Investments (Cost — $1,077,081,186)				1,091,737,398

Short-Term Investments — 6.0%
Sovereign Bonds — 3.2%
Egypt Treasury Bills	23.668%	2/3/26	959,000,000 EGP	19,710,893 (c)
Egypt Treasury Bills	25.081%	4/21/26	899,800,000 EGP	17,622,633 (c)

Total Sovereign Bonds (Cost — $36,944,456)				37,333,526
			Shares
Money Market Funds — 2.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $32,506,255)	3.662%		32,506,255	32,506,255 (d)(e)

Total Short-Term Investments (Cost — $69,450,711)				69,839,781
Total Investments — 100.0% (Cost — $1,146,531,897)				1,161,577,179
Other Assets in Excess of Liabilities — 0.0%††				243,916
Total Net Assets — 100.0%				$1,161,821,095

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

 BrandywineGLOBAL — Global Opportunities Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Rate shown represents yield-to-maturity.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated
Companies was $32,506,255 and the cost was $32,506,255 (Note 8).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
GBP	—	British Pound
HUF	—	Hungarian Forint
MXN	—	Mexican Peso
RON	—	Romanian Leu
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	45,960,000,000	USD	314,188,739	Citibank N.A.	1/16/26	$(20,353,982)
USD	58,702,375	JPY	9,149,000,000	Citibank N.A.	1/16/26	210,335
USD	88,262,642	JPY	13,859,000,000	Citibank N.A.	1/16/26	(341,708)
GBP	36,500,000	USD	48,030,715	HSBC Securities Inc.	1/16/26	1,168,538
GBP	61,900,000	USD	81,450,187	HSBC Securities Inc.	1/16/26	1,986,355
USD	44,220,564	GBP	33,030,000	HSBC Securities Inc.	1/16/26	(301,391)
USD	254,980,208	GBP	189,790,000	HSBC Securities Inc.	1/16/26	(842,430)
USD	22,972,237	JPY	3,458,000,000	HSBC Securities Inc.	1/16/26	864,304
USD	22,095,668	JPY	3,391,000,000	JPMorgan Chase & Co.	1/16/26	416,084
USD	37,712,058	GBP	28,700,000	Morgan Stanley & Co. Inc.	1/16/26	(973,382)
GBP	18,500,000	USD	24,693,328	Standard Chartered PLC	1/16/26	243,280
GBP	2,150,000	USD	2,902,419	Wells Fargo Securities LLC	1/16/26	(4,381)
KRW	89,840,000,000	USD	63,752,484	Citibank N.A.	1/21/26	(1,342,828)
USD	2,782,815	KRW	3,990,000,000	Citibank N.A.	1/21/26	11,059
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 BrandywineGLOBAL — Global Opportunities Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,431,138	KRW	24,010,000,000	Citibank N.A.	1/21/26	$(248,023)
CLP	36,910,000,000	USD	38,918,178	HSBC Securities Inc.	1/22/26	2,099,143
CAD	159,040,000	USD	114,138,489	Citibank N.A.	1/23/26	1,854,361
CAD	66,220,000	USD	47,566,372	Goldman Sachs Group Inc.	1/23/26	729,947
USD	59,651,190	CAD	83,010,000	Goldman Sachs Group Inc.	1/23/26	(890,601)
USD	1,046,352	CAD	1,430,000	Wells Fargo Securities LLC	1/23/26	3,408
USD	18,910,002	CAD	26,420,000	Wells Fargo Securities LLC	1/23/26	(358,931)
EUR	49,800,000	USD	57,720,441	Citibank N.A.	2/6/26	906,973
USD	3,946,818	EUR	3,350,000	HSBC Securities Inc.	2/6/26	3,006
EUR	28,440,000	USD	33,094,434	JPMorgan Chase & Co.	2/6/26	386,764
EUR	100,120,000	USD	117,107,861	JPMorgan Chase & Co.	2/6/26	759,140
KRW	178,130,000,000	USD	124,977,198	Citibank N.A.	2/10/26	(1,136,058)
USD	36,727,050	KRW	53,930,000,000	Citibank N.A.	2/10/26	(766,650)
MXN	655,100,000	USD	35,218,347	Citibank N.A.	2/13/26	1,005,257
USD	74,708,384	MXN	1,391,100,000	Citibank N.A.	2/13/26	(2,212,171)
CLP	31,280,000,000	USD	33,183,752	HSBC Securities Inc.	2/26/26	1,592,725
USD	1,397,140	CLP	1,270,000,000	HSBC Securities Inc.	2/26/26	(14,821)
NZD	102,740,000	USD	59,395,021	Goldman Sachs Group Inc.	2/27/26	(109,765)
AUD	20,900,000	USD	13,877,182	UBS Securities LLC	3/13/26	71,541
NOK	350,900,000	USD	34,868,931	Citibank N.A.	3/16/26	(66,845)
USD	16,661,165	COP	65,620,000,000	Barclays Bank PLC	3/19/26	(262,215)
USD	20,928,600	COP	82,290,000,000	Barclays Bank PLC	3/19/26	(293,969)
EGP	137,400,000	USD	2,540,680	Morgan Stanley & Co. Inc.	6/2/26	189,723
EGP	307,100,000	USD	5,684,721	Morgan Stanley & Co. Inc.	6/2/26	417,949
EGP	412,100,000	USD	7,625,409	Morgan Stanley & Co. Inc.	6/2/26	563,813
EGP	494,200,000	USD	9,101,289	Morgan Stanley & Co. Inc.	6/2/26	719,419
Net unrealized depreciation on open forward foreign currency contracts						$(14,317,027)

See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

 BrandywineGLOBAL — Global Opportunities Bond Fund
Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Summary of Investments by Country# (unaudited)
United States	50.2%
United Kingdom	20.4
Mexico	9.7
Brazil	6.8
Colombia	3.4
Romania	1.5
Hungary	1.0
Canada	1.0
Short-Term Investments	6.0
100.0%

#
As a percentage of total investments. Please note that the Fund holdings are as of December 31, 2025, and are subject to change. For purposes of the Fund’s policy to invest at least 80% of its net assets in fixed income securities of issuers located in developed market countries, a country will be considered developed if, at the time of purchase, it has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization or is included in the FTSE World Government Bond Index.

See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $1,114,025,642)	$1,129,070,924
Investments in affiliated securities, at value (Cost — $32,506,255)	32,506,255
Foreign currency, at value (Cost — $439)	444
Interest receivable	18,199,732
Unrealized appreciation on forward foreign currency contracts	16,203,124
Deposits with brokers for OTC derivatives	4,270,000
Receivable for Fund shares sold	1,139,745
Dividends receivable from affiliated investments	72,060
Prepaid expenses	54,578
Total Assets	1,201,516,862
Liabilities:
Unrealized depreciation on forward foreign currency contracts	30,520,151
Deposits from brokers for OTC derivatives	5,420,000
Payable for Fund shares repurchased	2,165,140
Investment management fee payable	494,191
Foreign withholding tax payable	437,734
Due to custodian	89,233
Service and/or distribution fees payable	31,177
Trustees’ fees payable	1,031
Accrued expenses	537,110
Total Liabilities	39,695,767
Total Net Assets	$1,161,821,095
Net Assets:
Par value (Note 7)	$1,304
Paid-in capital in excess of par value	1,868,801,197
Total distributable earnings (loss)	(706,981,406)
Total Net Assets	$1,161,821,095
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Net Assets:
Class A	$119,470,815
Class C	$1,062,854
Class C1	$41,299
Class FI	$4,647,062
Class R	$9,389,883
Class I	$431,772,516
Class IS	$595,436,666
Shares Outstanding:
Class A	13,414,026
Class C	123,401
Class C1	4,550
Class FI	529,565
Class R	1,068,121
Class I	48,521,669
Class IS	66,746,696
Net Asset Value:
Class A (and redemption price)	$8.91
Class C*	$8.61
Class C1*	$9.08
Class FI (and redemption price)	$8.78
Class R (and redemption price)	$8.79
Class I (and redemption price)	$8.90
Class IS (and redemption price)	$8.92
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.26

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Interest	$85,163,545
Dividends from affiliated investments	1,351,699
Less: Foreign taxes withheld	(3,512,290)
Total Investment Income	83,002,954
Expenses:
Investment management fee (Note 2)	6,549,259
Transfer agent fees (Notes 2 and 5)	677,581
Service and/or distribution fees (Notes 2 and 5)	338,724
Registration fees	145,382
Custody fees	102,721
Fund accounting fees	99,324
Shareholder reports	85,300
Legal fees	78,756
Audit and tax fees	62,259
Trustees’ fees	45,915
Commitment fees (Note 9)	11,706
Insurance	10,121
Miscellaneous expenses	24,097
Total Expenses	8,231,145
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(57,983)
Net Expenses	8,173,162
Net Investment Income	74,829,792
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(58,993,846)†
Futures contracts	(5,901,166)
Forward foreign currency contracts	(19,088,009)
Foreign currency transactions	(549,997)
Net Realized Loss	(84,533,018)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	143,982,500 ‡
Futures contracts	1,696,703
Forward foreign currency contracts	35,221,370
Foreign currencies	794,434
Change in Net Unrealized Appreciation (Depreciation)	181,695,007
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	97,161,989
Increase in Net Assets From Operations	$171,991,781

†	Net of foreign capital gains tax of $26,740.
‡	Net of change in accrued foreign capital gains tax of $(17,538).
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$74,829,792	$108,893,721
Net realized loss	(84,533,018)	(98,072,937)
Change in net unrealized appreciation (depreciation)	181,695,007	(191,671,689)
Increase (Decrease) in Net Assets From Operations	171,991,781	(180,850,905)
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(52,000,291)	(64,500,520)
Decrease in Net Assets From Distributions to Shareholders	(52,000,291)	(64,500,520)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	420,938,868	511,832,349
Reinvestment of distributions	48,545,512	60,541,402
Cost of shares repurchased	(1,068,717,877)	(707,197,153)
Decrease in Net Assets From Fund Share Transactions	(599,233,497)	(134,823,402)
Decrease in Net Assets	(479,242,007)	(380,174,827)
Net Assets:
Beginning of year	1,641,063,102	2,021,237,929
End of year	$1,161,821,095	$1,641,063,102
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.19	$9.36	$8.76	$11.08	$11.96
Income (loss) from operations:
Net investment income	0.47	0.48	0.44	0.26	0.20
Net realized and unrealized gain (loss)	0.60	(1.38)	0.16	(2.04)	(0.88)
Total income (loss) from operations	1.07	(0.90)	0.60	(1.78)	(0.68)
Less distributions from:
Net investment income	(0.35)	(0.27)	—	(0.54)	(0.20)
Total distributions	(0.35)	(0.27)	—	(0.54)	(0.20)
Net asset value, end of year	$8.91	$8.19	$9.36	$8.76	$11.08
Total return[2]	13.17%	(9.68)%	6.85%	(16.03)%	(5.68)%
Net assets, end of year (000s)	$119,471	$93,885	$104,154	$98,888	$130,976
Ratios to average net assets:
Gross expenses	0.96%	0.97%[3]	1.00%[3]	1.00%	1.00%[3]
Net expenses[4,5]	0.95	0.97 [3]	1.00 [3]	1.00	1.00 [3]
Net investment income	5.34	5.43	4.99	2.66	1.72
Portfolio turnover rate	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$7.93	$9.07	$8.54	$10.81	$11.67
Income (loss) from operations:
Net investment income	0.39	0.40	0.37	0.18	0.12
Net realized and unrealized gain (loss)	0.57	(1.33)	0.16	(1.98)	(0.86)
Total income (loss) from operations	0.96	(0.93)	0.53	(1.80)	(0.74)
Less distributions from:
Net investment income	(0.28)	(0.21)	—	(0.47)	(0.12)
Total distributions	(0.28)	(0.21)	—	(0.47)	(0.12)
Net asset value, end of year	$8.61	$7.93	$9.07	$8.54	$10.81
Total return[2]	12.23%	(10.32)%	6.21%	(16.60)%	(6.31)%
Net assets, end of year (000s)	$1,063	$1,471	$2,198	$2,355	$6,198
Ratios to average net assets:
Gross expenses	1.71%	1.69%	1.66%	1.67%	1.69%
Net expenses[3,4]	1.71	1.69	1.66	1.66	1.69
Net investment income	4.63	4.69	4.32	1.85	1.03
Portfolio turnover rate	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C1 Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.34	$9.52	$8.95	$11.32	$11.80
Income (loss) from operations:
Net investment income	0.43	0.44	0.41	0.23	0.16
Net realized and unrealized gain (loss)	0.61	(1.40)	0.16	(2.09)	(0.60)
Total income (loss) from operations	1.04	(0.96)	0.57	(1.86)	(0.44)
Less distributions from:
Net investment income	(0.30)	(0.22)	—	(0.51)	(0.04)
Total distributions	(0.30)	(0.22)	—	(0.51)	(0.04)
Net asset value, end of year	$9.08	$8.34	$9.52	$8.95	$11.32
Total return[2]	12.65%	(10.13)%	6.37%	(16.38)%	(3.70)%[3]
Net assets, end of year (000s)	$41	$24	$44	$58	$64
Ratios to average net assets:
Gross expenses	1.62%	1.62%	1.61%	1.53%	1.45%
Net expenses[4,5]	1.45	1.45	1.45	1.45	1.45
Net investment income	4.81	4.91	4.52	2.28	1.37
Portfolio turnover rate	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (6.25)% for the year ended December 31, 2021.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class FI Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.08	$9.23	$8.64	$10.94	$11.81
Income (loss) from operations:
Net investment income	0.46	0.47	0.44	0.25	0.20
Net realized and unrealized gain (loss)	0.59	(1.35)	0.15	(2.01)	(0.86)
Total income (loss) from operations	1.05	(0.88)	0.59	(1.76)	(0.66)
Less distributions from:
Net investment income	(0.35)	(0.27)	—	(0.54)	(0.21)
Total distributions	(0.35)	(0.27)	—	(0.54)	(0.21)
Net asset value, end of year	$8.78	$8.08	$9.23	$8.64	$10.94
Total return[2]	13.10%	(9.65)%	6.83%	(16.05)%	(5.62)%
Net assets, end of year (000s)	$4,647	$4,821	$10,973	$15,826	$22,278
Ratios to average net assets:
Gross expenses	1.09%	1.05%	0.97%[3]	1.00%	0.97%
Net expenses[4,5]	1.00	1.00	0.97 [3]	1.00	0.97
Net investment income	5.31	5.34	4.99	2.63	1.73
Portfolio turnover rate	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.09	$9.25	$8.68	$10.98	$11.86
Income (loss) from operations:
Net investment income	0.44	0.45	0.42	0.23	0.17
Net realized and unrealized gain (loss)	0.58	(1.36)	0.15	(2.01)	(0.87)
Total income (loss) from operations	1.02	(0.91)	0.57	(1.78)	(0.70)
Less distributions from:
Net investment income	(0.32)	(0.25)	—	(0.52)	(0.18)
Total distributions	(0.32)	(0.25)	—	(0.52)	(0.18)
Net asset value, end of year	$8.79	$8.09	$9.25	$8.68	$10.98
Total return[2]	12.75%	(9.89)%	6.57%	(16.19)%	(5.95)%
Net assets, end of year (000s)	$9,390	$8,874	$6,407	$6,500	$8,083
Ratios to average net assets:
Gross expenses	1.38%	1.25%[3]	1.26%	1.26%	1.30%
Net expenses[4,5]	1.25	1.25 [3]	1.25	1.25	1.25
Net investment income	5.06	5.16	4.73	2.44	1.44
Portfolio turnover rate	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.18	$9.35	$8.72	$11.04	$11.92
Income (loss) from operations:
Net investment income	0.50	0.50	0.47	0.29	0.24
Net realized and unrealized gain (loss)	0.59	(1.37)	0.16	(2.04)	(0.88)
Total income (loss) from operations	1.09	(0.87)	0.63	(1.75)	(0.64)
Less distributions from:
Net investment income	(0.37)	(0.30)	—	(0.57)	(0.24)
Total distributions	(0.37)	(0.30)	—	(0.57)	(0.24)
Net asset value, end of year	$8.90	$8.18	$9.35	$8.72	$11.04
Total return[2]	13.51%	(9.41)%	7.23%	(15.80)%	(5.36)%
Net assets, end of year (millions)	$432	$474	$660	$625	$772
Ratios to average net assets:
Gross expenses	0.66%	0.66%	0.67%	0.67%	0.66%
Net expenses[3,4]	0.66	0.66	0.66	0.67	0.65
Net investment income	5.66	5.72	5.33	3.00	2.05
Portfolio turnover rate	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.20	$9.38	$8.74	$11.06	$11.94
Income (loss) from operations:
Net investment income	0.51	0.52	0.48	0.30	0.25
Net realized and unrealized gain (loss)	0.59	(1.39)	0.17	(2.03)	(0.88)
Total income (loss) from operations	1.10	(0.87)	0.65	(1.73)	(0.63)
Less distributions from:
Net investment income	(0.38)	(0.31)	(0.01)	(0.59)	(0.25)
Total distributions	(0.38)	(0.31)	(0.01)	(0.59)	(0.25)
Net asset value, end of year	$8.92	$8.20	$9.38	$8.74	$11.06
Total return[2]	13.60%	(9.38)%	7.42%	(15.67)%	(5.26)%
Net assets, end of year (millions)	$595	$1,058	$1,237	$1,223	$1,579
Ratios to average net assets:
Gross expenses	0.55%	0.55%	0.54%	0.56%	0.56%
Net expenses[3,4]	0.55	0.55	0.54	0.56	0.55
Net investment income	5.81	5.84	5.44	3.11	2.15
Portfolio turnover rate	235%	94%	88%	90%	51%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$496,607,891	—	$496,607,891
U.S. Government & Agency Obligations	—	410,335,117	—	410,335,117
Mortgage-Backed Securities	—	150,824,996	—	150,824,996
Corporate Bonds & Notes	—	33,969,394	—	33,969,394
Total Long-Term Investments	—	1,091,737,398	—	1,091,737,398
Short-Term Investments†:
Sovereign Bonds	—	37,333,526	—	37,333,526
Money Market Funds	$32,506,255	—	—	32,506,255
Total Short-Term Investments	32,506,255	37,333,526	—	69,839,781
Total Investments	$32,506,255	$1,129,070,924	—	$1,161,577,179
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$16,203,124	—	$16,203,124
Total	$32,506,255	$1,145,274,048	—	$1,177,780,303
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$30,520,151	—	$30,520,151

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

(e) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2025, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $30,520,151. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of December 31, 2025, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $4,270,000 which could be used to reduce the required payment.
At December 31, 2025, the Fund held cash collateral from HSBC Securities Inc. and Morgan Stanley & Co. Inc. in the amounts of $3,500,000 and $1,920,000, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(k) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of December 31, 2025, there were no capital gains tax liabilities accrued on unrealized gains.
(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
FTFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.75%, 1.45%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $57,983, which included an affiliated money market fund waiver of $41,266.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class C1	Class FI	Class R
Expires December 31, 2026	$89	—	$317
Expires December 31, 2027	66	$3,229	—
Expires December 31, 2028	63	4,395	12,259
Total fee waivers/expense reimbursements subject to recapture	$218	$7,624	$12,576
For the year ended December 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $27,842 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$7,588	—
CDSCs	28,784	$48
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$485,773,564	$2,354,430,147
Sales	787,583,277	2,522,585,403
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,159,574,069	$22,520,725	$(20,517,615)	$2,003,110
Forward foreign currency contracts	—	16,203,124	(30,520,151)	(14,317,027)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2025.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$16,203,124

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$30,520,151

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(5,901,166)	—	$(5,901,166)
Forward foreign currency contracts	—	$(19,088,009)	(19,088,009)
Total	$(5,901,166)	$(19,088,009)	$(24,989,175)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$1,696,703	—	$1,696,703
Forward foreign currency contracts	—	$35,221,370	35,221,370
Total	$1,696,703	$35,221,370	$36,918,073

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

During the year ended December 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$37,445,705
Forward foreign currency contracts (to buy)	1,333,553,297
Forward foreign currency contracts (to sell)	889,441,628

*	Based on the average of the market values at each month-end during the period.
†	At December 31, 2025, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	—	$(556,184)	$(556,184)	$556,184	$-
Citibank N.A.	$3,987,985	(26,468,265)	(22,480,280)	3,530,000	(18,950,280)
Goldman Sachs Group Inc.	729,947	(1,000,366)	(270,419)	—	(270,419)
HSBC Securities Inc.	7,714,071	(1,158,642)	6,555,429	(3,500,000)	3,055,429
JPMorgan Chase & Co.	1,561,988	—	1,561,988	—	1,561,988
Morgan Stanley & Co. Inc.	1,890,904	(973,382)	917,522	(1,890,904)	(973,382)
Standard Chartered PLC	243,280	—	243,280	—	243,280
UBS Securities LLC	71,541	—	71,541	—	71,541
Wells Fargo Securities LLC	3,408	(363,312)	(359,904)	—	(359,904)
Total	$16,203,124	$(30,520,151)	$(14,317,027)	$(1,304,720)	$(15,621,747)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%,
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$266,699	$169,729
Class C	12,028	1,911
Class C1	265	138
Class FI	12,696	14,505
Class R	47,036	31,064
Class I	—	451,719
Class IS	—	8,515
Total	$338,724	$677,581
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,454
Class C	38
Class C1	64
Class FI	4,561
Class R	12,563
Class I	13,205
Class IS	24,098
Total	$57,983
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	$4,310,592	$3,046,384
Class C	37,524	44,960
Class C1	1,237	1,037
Class FI	196,771	196,343
Class R	346,431	273,026
Class I	16,959,301	20,158,772
Class IS	30,148,435	40,779,998
Total	$52,000,291	$64,500,520
7. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,282,313	$46,657,813	4,058,452	$35,617,162
Shares issued on reinvestment	446,569	3,904,484	311,347	2,676,522
Shares repurchased	(3,778,981)	(33,182,570)	(4,031,759)	(35,299,043)
Net increase	1,949,901	$17,379,727	338,040	$2,994,641
Class C
Shares sold	24,431	$208,497	32,990	$282,292
Shares issued on reinvestment	4,443	37,367	5,403	44,849
Shares repurchased	(91,040)	(762,992)	(95,254)	(807,246)
Net decrease	(62,166)	$(517,128)	(56,861)	$(480,105)
Class C1
Shares sold	2,692	$24,042	3,075	$27,688
Shares issued on reinvestment	138	1,237	119	1,037
Shares repurchased	(1,204)	(10,963)	(4,884)	(43,685)
Net increase (decrease)	1,626	$14,316	(1,690)	$(14,960)
Class FI
Shares sold	243,149	$2,092,170	200,372	$1,708,195
Shares issued on reinvestment	22,457	193,156	22,787	193,614
Shares repurchased	(332,985)	(2,883,104)	(814,640)	(7,187,108)
Net decrease	(67,379)	$(597,778)	(591,481)	$(5,285,299)
Class R
Shares sold	283,613	$2,454,502	679,496	$5,853,386
Shares issued on reinvestment	40,202	346,049	32,224	272,734
Shares repurchased	(353,006)	(3,070,950)	(306,933)	(2,662,034)
Net increase (decrease)	(29,191)	$(270,399)	404,787	$3,464,086
Class I
Shares sold	23,148,672	$204,320,087	21,274,082	$187,851,554
Shares issued on reinvestment	1,739,539	15,197,737	2,117,139	18,220,064
Shares repurchased	(34,243,145)	(295,620,031)	(36,117,310)	(315,344,232)
Net decrease	(9,354,934)	$(76,102,207)	(12,726,089)	$(109,272,614)
Class IS
Shares sold	18,875,750	$165,181,757	31,842,594	$280,492,072
Shares issued on reinvestment	3,302,440	28,865,482	4,538,189	39,132,582
Shares repurchased	(84,487,154)	(733,187,267)	(39,283,695)	(345,853,805)
Net decrease	(62,308,964)	$(539,140,028)	(2,902,912)	$(26,229,151)
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$34,180,500	$1,112,466,016	1,112,466,016	$1,114,140,261	1,114,140,261

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,351,699	—	$32,506,255
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$52,000,291	$64,500,520

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$6,311,797
Deferred capital losses*	(707,553,445)
Other book/tax temporary differences(a)	6,498,255
Unrealized appreciation (depreciation)(b)	(12,238,013)
Total distributable earnings (loss) — net	$(706,981,406)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain forwards and foreign currency contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of BrandywineGLOBAL — Global Opportunities Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BrandywineGLOBAL — Global Opportunities Bond Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$26,851,144
Section 163(j) Interest Earned	§163(j)	$75,451,495
Interest Earned from Federal Obligations	Note (1)	$13,573,205
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
BrandywineGLOBAL — Global Opportunities Bond Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

BrandywineGLOBAL — Global Opportunities Bond Fund

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BrandywineGLOBAL —
Global Opportunities Bond Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — Global Opportunities Bond Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
BrandywineGLOBAL — Global Opportunities Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90503-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.
(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 3, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 3, 2026